Baillie Gifford Emerging Markets Fund
Baillie Gifford Emerging Markets Fund
BAILLIE GIFFORD FUNDS The Emerging Markets Fund Supplement dated October 20, 2015 to the prospectus dated May 1, 2015 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
12.The section titled “Shareholder Fees” under “Fees and Expenses” for The Emerging Markets Fund on page 20 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford Emerging Markets Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.30%	0.30%	0.30%	0.30%	0.30%
Redemption Fees (as a percentage of amount redeemed)	0.35%	0.35%	0.35%	0.35%	0.35%

13. The expense tables under the section titled “Example of Expenses” for The Emerging Markets Fund on page 21 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford Emerging Markets Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	163	371	596	1,245
Class 2	155	346	553	1,152
Class 3	148	324	516	1,069
Class 4	145	315	499	1,034
Class 5	140	299	472	975

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford Emerging Markets Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	127	332	554	1,193
Class 2	119	307	511	1,099
Class 3	111	285	473	1,017
Class 4	108	275	457	981
Class 5	103	260	429	922